Average Annual Total Returns - Invesco VI Equity and Income Fund	Series I Inception Date	Series I 1 Year	Series I 5 Years	Series I 10 Years	Series II Inception Date	Series II 1 Year	Series II 5 Years	Series II 10 Years	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes) 10 Years	Lipper VUF Mixed-Asset Target Allocation Growth Funds Index 1 Year	Lipper VUF Mixed-Asset Target Allocation Growth Funds Index 5 Years	Lipper VUF Mixed-Asset Target Allocation Growth Funds Index 10 Years
Total	Jun. 01, 2010	9.95%	8.89%	8.54%	Apr. 30, 2003	9.65%	8.61%	8.29%	2.80%	9.74%	10.50%	8.93%	4.98%	4.19%	10.72%	9.25%	8.06%